UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 22, 2000.

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May 15, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      48

Form 13F Information Table Value Total:     1,077,899,732


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AIRTOUCH COMMUNICATIONS        CS               00949T100   101741  1052943 SH       SOLE                  1052943
AMERICA ONLINE                 CS               02364J104    23192   158850 SH       SOLE                   158850
AMERICAN STORES                CS               030096101    35840  1086075 SH       SOLE                  1086075
AMP INC                        CS               031897101   105998  1974345 SH       SOLE                  1974345
ASCEND COMMUNICATIONS          CS               043491109   106271  1269856 SH       SOLE                  1269856
ASTRA ADR                      CS               046298105    16309   711000 SH       SOLE                   711000
AT&T CORP (VS. AT&T SWAP)      CS               001957109    34416   431210 SH       SOLE                   431210
BALLARD MEDICAL                CS               058566100     6693   274600 SH       SOLE                   274600
BANKERS TRUST                  CS               066365107    70716   801310 SH       SOLE                   801310
BMC SOFTWARE                   CS               055921100    12287   330951 SH       SOLE                   330951
BROWNING FERRIS INDUSTRIES     CS               115885105      771    20000 SH       SOLE                    20000
CAPSTAR BROADCASTING           CS               14067G105     9609   418900 SH       SOLE                   418900
CAROLCO PICTURES INC           CS               143763100        0    50000 SH       SOLE                    50000
CITY INVESTING CO LIQUIDATING  TC               177900107      246   191794 SH       SOLE                   191794
COEUR DALENE MINES CORP        CS               192108108      116    28200 SH       SOLE                    28200
COMSAT CORP                    CS               20564D107     8693   300400 SH       SOLE                   300400
ENVOY CORP                     CS               293982104    23526   538056 SH       SOLE                   538056
EXCITE                         CS               300904109    54519   389767 SH       SOLE                   389767
FIRST EXECUTIVE CORP.          CS               320135999        0   270400 SH       SOLE                   270400
FRED MEYER                     CS               592907109    69028  1172447 SH       SOLE                  1172447
FRONTIER CORP                  CS               35906P105     3891    75000 SH       SOLE                    75000
GBLX 7-50 PUTS                 PT               G3921A9S1      105    10000 SH  Put  SOLE                    10000
GLOBAL CROSSING                CS               G3921A100     6021   130000 SH       SOLE                   130000
INVESTMENT TECH GROUP          CS               461450108     3045    60000 SH       SOLE                    60000
JACOR COMMUNICATIONS           CS               469858401    32380   426400 SH       SOLE                   426400
LEVEL ONE COMMUNICATIONS       CS               527295109     9662   198700 SH       SOLE                   198700
LUCAS VARITY ADR               CS               549395101    31450   680000 SH       SOLE                   680000
MCI WORLDCOM INC.              CS               55268B106    54761   594018 SH       SOLE                   594018
MEDIAONE                       CS               58440J104     3175    50000 SH       SOLE                    50000
MOBILE CORP                    CS               607059102     7260    82500 SH       SOLE                    82500
MORTON INTERNATIONAL           CS               619335102    54816  1491600 SH       SOLE                  1491600
PIONEER HI BRED                CS               723686101    17545   466300 SH       SOLE                   466300
PLATINUM TECHNOLOGIES          CS               72764T101    11475   450000 SH       SOLE                   450000
RAYTECH GROUP                  CS               755103108      669   232600 SH       SOLE                   232600
RAYTHEON CLASS A               CS               755111309     2881    50000 SH       SOLE                    50000
SOUTHDOWN INC                  CS               841297104      360     6706 SH       SOLE                     6706
SUNDSTRAND CORP                CS               867323107    25944   373300 SH       SOLE                   373300
THE LEARNING COMPANY           CS               522008101     2398    82700 SH       SOLE                    82700
TYCO 4-105 PUTS                PT                            49969  1500000 SH  Put  SOLE                  1500000
TYCO INTERNATIONAL (SED)       CS               902124106     1377    19195 SH       SOLE                    19195
U.S. SATELLITE BROADCASTING    CS               912534104     9465   552700 SH       SOLE                   552700
UNION CAMP                     CS               905530101    23903   356100 SH       SOLE                   356100
US FILTER                      CS               911843209     8269   270000 SH       SOLE                   270000
JEFFERIES GROUP                CS               472318104     9976   210300 SH       SOLE                   210300
VANGUARD CELLULAR              CS               922022108    12497   459650 SH       SOLE                   459650
VLSI TECHNOLOGY                CS               918270109     7032   361800 SH       SOLE                   361800
WABASH NATIONAL                CS               929566107      242    20805 SH       SOLE                    20805
XYLAN                          CS               984151100     7363   200000 SH       SOLE                   200000